Subsequent Events (Details Narrative) (10K) - USD ($)			6 Months Ended		12 Months Ended
	Jun. 30, 2021	Feb. 05, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Proceeds from sale of common stock			$ 1,508,000			$ 63,578
Debt description			On June 30, 2021 the company issued common stock to pay Series B Preferred shareholders $455,926 of accrued dividends at $0.35 per common share.
Common Stock [Member]
Proceeds from sale of common stock			$ 1,508,000
Common Stock [Member] | Principal [Member]
Debt converted			439,750
Common Stock [Member] | Interest [Member]
Debt converted			$ 125,376
Series B Preferred Stock [Member]
Conversion of stock shares converted		117.372
Price per share		$ 10,000
Preferred stock conversion price		$ 0.35
Shares issued for dividends	$ 455,826
Preferred stock dividends per share	$ .35
Series B Preferred Stock [Member] | Common Stock [Member]
Shares issued upon conversion		3,353,486